Share Capital - Equity Raises - Summary of Equity Financing (Parenthetical) (Details) - CAD ($) $ in Thousands	Feb. 07, 2018	Nov. 02, 2017	Jul. 21, 2017	Mar. 22, 2017	Dec. 22, 2016	Aug. 24, 2016	Apr. 15, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity financing issue costs	$ 8,615		$ 78	$ 90	$ 3,886	$ 2,407	$ 707
Greenstar investment
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Equity financing issue costs		$ 707